Trade and Other Receivables (Details) - EUR (€) € in Thousands	Sep. 30, 2026	Dec. 31, 2025
Trade and Other Receivables.
Collaboration receivables	€ 488	€ 3,358
Prepayments	2,862	2,627
Accrued income from Rett Syndrome Research Trust	502	502
Other receivables	433	313
Total	€ 4,285	€ 6,800